Subsequent Events (details) (Western Gas Partners [Member], USD $)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Oct. 31, 2009 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member] Minimum [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member] Maximum [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member] Alternate Base Rate [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member] Alternate Base Rate [Member] Minimum [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member] Alternate Base Rate [Member] Maximum [Member]	Feb. 28, 2014 Subsequent Event [Member] Revolving Credit Facility 2014 [Member] Alternate Base Rate [Member] Percentage Above Federal Funds Effective Rate [Member]	Feb. 28, 2014 Subsequent Event [Member] Western Gas Partners Long Term Incentive Plan [Member]
Subsequent Event [Line Items]
Vested	14,695	14,260	15,119														1,280
Outstanding borrowings					$ 0				$ 60,000,000	$ 60,000,000
Revolving credit facility, maximum borrowing capacity					800,000,000.0	450,000,000				1,200,000,000
Revolving credit facility, expandable maximum borrowing capacity										$ 1,500,000,000
Interest rate percent above LIBOR											0.975%	1.45%	1.00%	0.00%	0.45%	0.50%
Facility fee				0.25%	0.25%		0.20%	0.35%			0.15%	0.30%
Line of credit, expiration date					Mar. 24, 2016					Feb. 26, 2019